FEDERATED HERMES ETF TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 1, 2026

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES ETF TRUST (the “Registrant”)
Federated Hermes International Leaders ETF Federated Hermes Ultrashort Bond ETF (collectively, the “Funds”)

1933 Act File No. 333-258934
1940 Act File No. 811-23730

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated May 1, 2026, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 32 on April 30, 2026.

If you have any questions on the enclosed material, please contact Sheryl McCall at Sheryl.McCall@FederatedHermes.com or (724) 720-8831.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary